Other disclosures - Risk Management and Principal Risks - Movement in gross exposures and impairment allowance including reconciliation of ECL (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ 240	£ (399)	£ (124)
Exchange and other adjustments	123	145
Credit impairment (releases)/charges	(653)	4,838	1,912
Post write-off recoveries	66	35
Financial assets	1,360,339	1,329,242
Total contingent liabilities and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(306)	(364)
Post write-off recoveries		35
Loans and advances
Loans and advances at amortised cost
Opening/Beginning balance	9,399
Closing/Ending balance	6,284	9,399
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(484)	4,163
Credit impairment (releases)/charges	(635)	4,685	1,904
Loans and advances | ECL from post-model adjustments
Loans and advances at amortised cost
Closing/Ending balance	(1,500)
Loans and advances | Total model ECL
Loans and advances at amortised cost
Closing/Ending balance	200
Loans and advances | ECL from non-modelled and other management adjustments
Loans and advances at amortised cost
Opening/Beginning balance	(300)
Closing/Ending balance	(200)	(300)
Home loans
Loans and advances at amortised cost
Opening/Beginning balance	538
Closing/Ending balance	475	538
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(42)	128
Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	6,083
Closing/Ending balance	4,160	6,083
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(16)	2,597
Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,778
Closing/Ending balance	1,649	2,778
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(426)	1,438
Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(18)	153
Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(514)	776
Financial assets	347,713	344,096
Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	160,185	154,911
Business activity in the year	33,991	23,266
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(9,437)	(7,093)
Final repayments	(14,440)	(10,877)
Disposals	(598)	0
Write-offs	(21)	(22)
Closing/Ending balance	169,680	160,185	154,911
Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	46,513	60,180
Business activity in the year	8,141	5,981
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(3,806)	(12,394)
Final repayments	(3,289)	(3,765)
Disposals	(287)	(1,880)
Write-offs	(1,450)	(1,609)
Closing/Ending balance	45,822	46,513	60,180
Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	144,269	130,332
Business activity in the year	36,861	30,833
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	93	17,575
Final repayments	(27,498)	(31,734)
Disposals	(1,669)	(2,404)
Write-offs	(365)	(333)
Closing/Ending balance	151,691	144,269	130,332
Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	155,200	180,300	149,300
Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	348,255	345,160
ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(6,284)	(9,399)
ECL | Total model ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(4,200)	(6,770)
ECL | ECL from individually assessed impairments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(524)	(902)		$ (1,400)
ECL | ECL from non-modelled and other management adjustments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,560)
ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	538	432
Business activity in the year	12	9
Refinements to models used for calculation	34	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(64)	138
Final repayments	24	19
Disposals	0	0
Write-offs	21	22
Closing/Ending balance	475	538	432
ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	5,700	4,884
Business activity in the year	200	178
Refinements to models used for calculation	(24)	309
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(21)	2,298
Final repayments	171	188
Disposals	205	172
Write-offs	1,450	1,609
Closing/Ending balance	4,029	5,700	4,884
ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,097	992
Business activity in the year	163	280
Refinements to models used for calculation	19	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(269)	1,268
Final repayments	339	110
Disposals	68	0
Write-offs	365	333
Closing/Ending balance	1,238	2,097	992
ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(114)	(165)	(24)
ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(542)	(1,064)
Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	138,639	135,713
Business activity in the year	32,744	22,548
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,131)	(6,195)
Final repayments	(12,039)	(9,060)
Disposals	(572)	0
Write-offs	0	0
Closing/Ending balance	148,058	138,639	135,713
Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	33,021	46,012
Business activity in the year	7,842	5,598
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,793)	(9,678)
Final repayments	(2,579)	(3,291)
Disposals	0	(1,493)
Write-offs	0	0
Closing/Ending balance	37,840	33,021	46,012
Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	119,304	117,541
Business activity in the year	34,804	27,863
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(417)	13,828
Final repayments	(22,219)	(28,458)
Disposals	(1,303)	(2,394)
Write-offs	0	0
Closing/Ending balance	132,967	119,304	117,541
Stage 1 | Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	154,900	175,700	148,500
Stage 1 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	312,142	289,939
Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	33	22
Business activity in the year	7	7
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(50)	(9)
Final repayments	2	1
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	19	33	22
Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	680	542
Business activity in the year	119	67
Refinements to models used for calculation	(5)	13
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,030)	(229)
Final repayments	40	67
Disposals	0	8
Write-offs	0	0
Closing/Ending balance	824	680	542
Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	320	143
Business activity in the year	95	46
Refinements to models used for calculation	8	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(268)	130
Final repayments	34	22
Disposals	15	0
Write-offs	0	0
Closing/Ending balance	363	320	143
Stage 1 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(6)	(11)	(12)
Stage 1 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(217)	(256)
Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	19,312	17,043
Business activity in the year	1,243	714
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,090)	(841)
Final repayments	(2,009)	(1,509)
Disposals	(26)	0
Write-offs	0	0
Closing/Ending balance	19,500	19,312	17,043
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	10,320	10,759
Business activity in the year	257	324
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(848)	(2,706)
Final repayments	(498)	(270)
Disposals	0	(183)
Write-offs	0	0
Closing/Ending balance	5,650	10,320	10,759
Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	21,374	10,432
Business activity in the year	1,774	2,336
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	721	3,811
Final repayments	(4,734)	(2,977)
Disposals	(203)	(10)
Write-offs	0	0
Closing/Ending balance	15,943	21,374	10,432
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets			800
Lifetime expected credit losses | Stage 2 | Carrying amount | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	157	4,400
Lifetime expected credit losses | Stage 2 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	34,815	52,891
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	84	64
Business activity in the year	5	2
Refinements to models used for calculation	(4)	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	12	42
Final repayments	4	3
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	59	84	64
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,769	2,007
Business activity in the year	62	83
Refinements to models used for calculation	(33)	296
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	389	1,174
Final repayments	39	37
Disposals	0	20
Write-offs	0	0
Closing/Ending balance	1,701	2,769	2,007
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	711	302
Business activity in the year	18	149
Refinements to models used for calculation	11	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(68)	339
Final repayments	174	29
Disposals	6	0
Write-offs	0	0
Closing/Ending balance	255	711	302
Lifetime expected credit losses | Stage 2 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets			(2)
Lifetime expected credit losses | Stage 2 | ECL | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1)	(9)
Lifetime expected credit losses | Stage 2 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(302)	(758)
Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	2,234	2,155
Business activity in the year	4	4
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(216)	(57)
Final repayments	(392)	(308)
Disposals	0	0
Write-offs	(21)	(22)
Closing/Ending balance	2,122	2,234	2,155
Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	3,172	3,409
Business activity in the year	42	59
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(165)	(10)
Final repayments	(212)	(204)
Disposals	(287)	(204)
Write-offs	(1,450)	(1,609)
Closing/Ending balance	2,332	3,172	3,409
Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	3,591	2,359
Business activity in the year	283	634
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(211)	(64)
Final repayments	(545)	(299)
Disposals	(163)	0
Write-offs	(365)	(333)
Closing/Ending balance	2,781	3,591	2,359
Lifetime expected credit losses | Stage 3 | Carrying amount | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	110	154	10
Lifetime expected credit losses | Stage 3 | Carrying amount | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,298	2,330
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	421	346
Business activity in the year	0	0
Refinements to models used for calculation	38	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(26)	105
Final repayments	18	15
Disposals	0	0
Write-offs	21	22
Closing/Ending balance	397	421	346
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,251	2,335
Business activity in the year	19	28
Refinements to models used for calculation	14	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	620	1,353
Final repayments	92	84
Disposals	205	144
Write-offs	1,450	1,609
Closing/Ending balance	1,504	2,251	2,335
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	1,066	547
Business activity in the year	50	85
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	67	799
Final repayments	131	59
Disposals	47	0
Write-offs	365	333
Closing/Ending balance	620	1,066	547
Lifetime expected credit losses | Stage 3 | ECL | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(107)	(145)	(10)
Lifetime expected credit losses | Stage 3 | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(23)	(50)
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Write-offs	(1,836)	(1,964)	(1,883)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (releases)/charges	(121)	3,909
Post write-off recoveries	66	35	124
Impairment charges on loans and advances	1,770	1,929	£ 1,759
Financial assets	361,451	342,632
Financial assets at amortised cost | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	169,205	159,647
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	41,793	40,813
Financial assets at amortised cost | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	150,453	142,172
Financial assets at amortised cost | Carrying amount | Loans and advances
Loans and advances at amortised cost
Final repayments		(200)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	367,193	350,967
Financial assets at amortised cost | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	169,680	160,185
Financial assets at amortised cost | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Final repayments	(598)	(1,900)
Disposals	(287)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,900	2,000
Financial assets	45,822	46,513
Financial assets at amortised cost | Carrying amount | Credit cards, unsecured and other retail lending | Barclays Partner Finance
Loans and advances at amortised cost
Final repayments		(1,700)
Financial assets at amortised cost | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Final repayments	(1,700)	(2,400)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	151,691	144,269
Financial assets at amortised cost | Carrying amount | Wholesale loans | Barclays Asset Finance
Loans and advances at amortised cost
Final repayments	(700)
Financial assets at amortised cost | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(5,742)	(8,335)
Financial assets at amortised cost | ECL | Home loans
Loans and advances at amortised cost
Refinements to models used for calculation	34
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(475)	(538)
Financial assets at amortised cost | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Refinements to models used for calculation	(24)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(300)	(600)
Financial assets	(4,029)	(5,700)
Financial assets at amortised cost | ECL | Wholesale loans
Loans and advances at amortised cost
Refinements to models used for calculation	(19)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,238)	(2,097)
Financial assets at amortised cost | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(542)	(1,064)
Financial assets at amortised cost | Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	317,659	289,931
Financial assets at amortised cost | Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	148,039	138,606
Financial assets at amortised cost | Stage 1 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	37,016	32,341
Financial assets at amortised cost | Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	132,604	118,984
Financial assets at amortised cost | Stage 1 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	318,865	290,964
Financial assets at amortised cost | Stage 1 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	148,058	138,639
Financial assets at amortised cost | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	37,840	33,021
Financial assets at amortised cost | Stage 1 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	132,967	119,304
Financial assets at amortised cost | Stage 1 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,206)	(1,033)
Financial assets at amortised cost | Stage 1 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(19)	(33)
Financial assets at amortised cost | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(824)	(680)
Financial assets at amortised cost | Stage 1 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(363)	(320)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	39,078	47,442
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	19,441	19,228
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	3,949	7,551
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	15,688	20,663
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	41,093	51,006
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	19,500	19,312
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	5,650	10,320
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	15,943	21,374
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,015)	(3,564)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(59)	(84)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,701)	(2,769)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(255)	(711)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	4,714	5,259
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,725	1,813
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	828	921
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,161	2,525
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	7,235	8,997
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,122	2,234
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,332	3,172
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,781	3,591
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,521)	(3,738)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(397)	(421)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,504)	(2,251)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(620)	(1,066)
Transfers from Stage 1 to Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(7,672)	(8,724)
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(1,894)	(6,571)
Transfers from Stage 1 to Stage 2 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(6,115)	(12,531)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(2)	(1)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(78)	(134)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(19)	(35)
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	7,672	8,724
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,894	6,571
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	6,115	12,531
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	2	1
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	78	134
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	19	35
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	5,336	4,618
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	4,717	3,080
Transfers from Stage 2 to Stage 1 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	9,137	4,121
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	32	14
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,174	482
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	257	40
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(5,336)	(4,618)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(4,717)	(3,080)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(9,137)	(4,121)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(32)	(14)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(1,174)	(482)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(257)	(40)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(282)	(308)
Transfers to Stage 3 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(529)	(712)
Transfers to Stage 3 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(804)	(1,137)
Transfers to Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(22)	(25)
Transfers to Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(4)	(4)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(469)	(420)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(790)	(1,162)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(377)	(875)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(9)	(10)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(370)	(398)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(21)	(58)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	751	728
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	1,319	1,874
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	1,181	2,012
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	9	10
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	392	423
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	25	62
Transfers from Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Stage 1 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	35	47
Transfers from Stage 3 | Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	55	76
Transfers from Stage 3 | Stage 1 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	580	471
Transfers from Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	1	1
Transfers from Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	26	39
Transfers from Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	23	22
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	203	219
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	32	67
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	410	247
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	5	2
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	19	12
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	22	13
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loans and advances at amortised cost
Transfers	(238)	(266)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(87)	(143)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Transfers	(990)	(718)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(6)	(3)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers	(45)	(51)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(45)	£ (35)
Debt securities classified at amortised cost | Carrying amount | Wholesale loans
Loans and advances at amortised cost
Final repayments	£ (1,000)